Investment Contract with Insurance Company (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Guaranteed investment contracts, at contract value	$ 400	$ 500